MERGER TRANSACTON (Tables)	12 Months Ended
Sep. 30, 2024
MERGER TRANSACTON
Schedule of assets and liabilities transaction
2024
Current assets	$9,815,248
Fixed assets	141,806
Intangible assets	1,603,430
Crypto assets	2,700,000
Other non-current assets	14,746,000
Total assets	$29,006,484

Current liabilities	$6,198,427
Notes payable	14,581
Total liabilities	6,213,008
Non-controlling interests	(6,647,080)
Net equity	$28,572,412

Schedule of Income loss transaction
2024
Revenues	$9,558,549
Cost of sales	7,268,894
Gross margin	2,289,655
Operating expenses	668,133
Net operating income	$1,621,521